Risk management - Cornerstones (Details)	12 Months Ended
Dec. 31, 2020 MXN ($) individual item
Risk management
Risk management, number of lines of defense	3
Number of senior executives providing additional support on IBOR steering group | individual	8
Number of axes from which risk appetite is structured | $	$ 5
Number of types of reports used in RRS	3